Interests in associates, joint ventures and other investments - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of principal associates and joint ventures [line items]
Carrying value (including goodwill and other intangibles) of equity interests	£ 796.8	£ 1,065.2	[1]	£ 1,069.4
GIIR Inc [member]
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests	26.3	35.4
Carrying value (including goodwill and other intangibles) of equity interests	46.8	41.6
High Co SA [member]
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests	30.3	33.3
Carrying value (including goodwill and other intangibles) of equity interests	37.1	34.5
Associates and Other Investments [member]
Disclosure of principal associates and joint ventures [line items]
Capital commitments contracted	£ 31.4	£ 54.2

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.